Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Aug. 17, 2020
C000215717
Account Value [Line Items]
Line Graph and Table Measure Name	Anfield Dynamic Fixed Income ETF
Account Value	$ 9,228	$ 9,094	$ 8,849	$ 9,472	$ 9,920	$ 10,000
Bloomberg Intermediate U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Aggregate Bond Index
Account Value	$ 9,724	9,437	9,183	9,769	10,029	9,999
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,249	$ 9,061	$ 8,875	$ 9,685	$ 9,981	$ 10,000